UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund: BlackRock Basic Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc.,
55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Prior to February 9, 2015, the registrant was a feeder fund in a master/feeder structure and as such held interests of Master Basic Value LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-10179, CIK no. 0001114699) on August 26, 2015. Effective February 9, 2015, the registrant ceased to invest in the Master LLC and instead began operations as a stand-alone fund. There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from February 9, 2015 to June 30, 2015 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02739
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Basic Value Fund, Inc.

======================= BlackRock Basic Value Fund, Inc. =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Basic Value Fund, Inc.

Date:	August 26, 2015